Accounts Receivable, Net (Details) - Schedule of account receivable, net - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of account receivable, net [Abstract]
Accounts receivable	$ 33,536,415	$ 29,152,294	$ 9,862,915
Less: Doubtful allowance	(3,914,974)	(6,629,960)	(806,140)
Total accounts receivable net	$ 29,621,441	$ 22,522,334	$ 9,056,775